Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Current:
Federal					$ 577,515
State					95,294
Total current expense					672,809
Deferred:
Federal					(536,497)
State					(86,118)
Total deferred benefit			$ (7,262,000)	$ 0	(622,615)
Effective Income Tax Rate / Income tax expense	$ (6,647,000)	$ 0	$ (7,053,000)	$ (0)	$ 50,194